Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Columbia Absolute Return Currency and Income Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Absolute Return Currency and Income Fund	Class A		Class B		Class C		Class I	Class W	Class R4	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%		none		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Absolute Return Currency and Income Fund		Class A	Class B	Class C	Class I	Class R4	Class W	Class Y	Class Z
Management Fees		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.25%	none	none
Other Expenses	[1]	0.68%	0.68%	0.68%	0.25%	0.68%	0.68%	0.25%	0.68%
Total Annual Fund Operating Expenses		1.82%	2.57%	2.57%	1.14%	1.57%	1.82%	1.14%	1.57%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.13%)	(0.13%)	(0.13%)	none	(0.13%)	(0.13%)	none	(0.13%)
Total Annual Fund Operating Expenses	[2][3]	1.69%	2.44%	2.44%	1.14%	1.44%	1.69%	1.14%	1.44%
[1]	Other expenses for Class A, Class B, Class C, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.69% for Class A, 2.44% for Class B, 2.44% for Class C, 1.24% for Class I, 1.44% for Class R4, 1.69% for Class W, 1.24% for Class Y and 1.44% for Class Z.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Absolute Return Currency and Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	467	843	1,244	2,363
Class B	747	1,087	1,554	2,712
Class C	347	787	1,354	2,895
Class I	116	362	628	1,386
Class R4	147	483	843	1,856
Class W	172	560	973	2,127
Class Y	116	362	628	1,386
Class Z	147	483	843	1,856

Expense Example, No Redemption Columbia Absolute Return Currency and Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	467	843	1,244	2,363
Class B	247	787	1,354	2,712
Class C	247	787	1,354	2,895
Class I	116	362	628	1,386
Class R4	147	483	843	1,856
Class W	172	560	973	2,127
Class Y	116	362	628	1,386
Class Z	147	483	843	1,856

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, the Fund's investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund's investment in short-duration debt obligations will consist primarily of (i) shares of an affiliated money market fund, and (ii) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of up to six months but may extend the portfolio duration up to one year. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

Columbia Management Investment Advisers, LLC (the Investment Manager) utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Currency-related Tax Risk. Internal Revenue Service regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 3.71% (quarter ended June 30, 2007). Lowest return for a calendar quarter was –2.97% (quarter ended September 30, 2011).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Absolute Return Currency and Income Fund	Share Class Inception Date	1 year	5 years	Life of Fund
Class A shares	Jun 15, 2006	(1.21%)	0.34%	1.81%
Class A shares returns after taxes on distributions	Jun 15, 2006	(1.55%)	0.17%	1.21%
Class A shares returns after taxes on distributions and redemption of fund shares	Jun 15, 2006	(0.34%)	0.24%	1.26%
Class B shares	Jun 15, 2006	(3.78%)	(0.18%)	1.58%
Class C shares	Jun 15, 2006	0.17%	0.22%	1.58%
Class I shares	Jun 15, 2006	2.28%	1.43%	2.76%
Class W shares	Dec 1, 2006	1.82%	0.91%	2.25%
Class Z shares	Sep 27, 2010	2.18%	1.15%	2.42%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.07%	0.45%	1.44%	[1]
[1]	Since June 30, 2006.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Absolute Return Currency and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 and Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, the Fund's investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund's investment in short-duration debt obligations will consist primarily of (i) shares of an affiliated money market fund, and (ii) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of up to six months but may extend the portfolio duration up to one year. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

		Columbia Management Investment Advisers, LLC (the Investment Manager) utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Investment Manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Investment Manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The Investment Manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Currency-related Tax Risk. Internal Revenue Service regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

		Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R4 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 3.71% (quarter ended June 30, 2007). Lowest return for a calendar quarter was –2.97% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Absolute Return Currency and Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.69%	[3],[4]
1 year	rr_ExpenseExampleYear01	467
3 years	rr_ExpenseExampleYear03	843
5 years	rr_ExpenseExampleYear05	1,244
10 years	rr_ExpenseExampleYear10	2,363
1 year	rr_ExpenseExampleNoRedemptionYear01	467
3 years	rr_ExpenseExampleNoRedemptionYear03	843
5 years	rr_ExpenseExampleNoRedemptionYear05	1,244
10 years	rr_ExpenseExampleNoRedemptionYear10	2,363
2007	rr_AnnualReturn2007	6.02%
2008	rr_AnnualReturn2008	1.07%
2009	rr_AnnualReturn2009	0.91%
2010	rr_AnnualReturn2010	0.50%
2011	rr_AnnualReturn2011	0.50%
2012	rr_AnnualReturn2012	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
1 year	rr_AverageAnnualReturnYear01	(1.21%)
5 years	rr_AverageAnnualReturnYear05	0.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.81%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2006
Columbia Absolute Return Currency and Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.44%	[3],[4]
1 year	rr_ExpenseExampleYear01	747
3 years	rr_ExpenseExampleYear03	1,087
5 years	rr_ExpenseExampleYear05	1,554
10 years	rr_ExpenseExampleYear10	2,712
1 year	rr_ExpenseExampleNoRedemptionYear01	247
3 years	rr_ExpenseExampleNoRedemptionYear03	787
5 years	rr_ExpenseExampleNoRedemptionYear05	1,354
10 years	rr_ExpenseExampleNoRedemptionYear10	2,712
1 year	rr_AverageAnnualReturnYear01	(3.78%)
5 years	rr_AverageAnnualReturnYear05	(0.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2006
Columbia Absolute Return Currency and Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.44%	[3],[4]
1 year	rr_ExpenseExampleYear01	347
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,354
10 years	rr_ExpenseExampleYear10	2,895
1 year	rr_ExpenseExampleNoRedemptionYear01	247
3 years	rr_ExpenseExampleNoRedemptionYear03	787
5 years	rr_ExpenseExampleNoRedemptionYear05	1,354
10 years	rr_ExpenseExampleNoRedemptionYear10	2,895
1 year	rr_AverageAnnualReturnYear01	0.17%
5 years	rr_AverageAnnualReturnYear05	0.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2006
Columbia Absolute Return Currency and Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[3],[4]
1 year	rr_ExpenseExampleYear01	116
3 years	rr_ExpenseExampleYear03	362
5 years	rr_ExpenseExampleYear05	628
10 years	rr_ExpenseExampleYear10	1,386
1 year	rr_ExpenseExampleNoRedemptionYear01	116
3 years	rr_ExpenseExampleNoRedemptionYear03	362
5 years	rr_ExpenseExampleNoRedemptionYear05	628
10 years	rr_ExpenseExampleNoRedemptionYear10	1,386
1 year	rr_AverageAnnualReturnYear01	2.28%
5 years	rr_AverageAnnualReturnYear05	1.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.76%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2006
Columbia Absolute Return Currency and Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[3],[4]
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	483
5 years	rr_ExpenseExampleYear05	843
10 years	rr_ExpenseExampleYear10	1,856
1 year	rr_ExpenseExampleNoRedemptionYear01	147
3 years	rr_ExpenseExampleNoRedemptionYear03	483
5 years	rr_ExpenseExampleNoRedemptionYear05	843
10 years	rr_ExpenseExampleNoRedemptionYear10	1,856
Columbia Absolute Return Currency and Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.69%	[3],[4]
1 year	rr_ExpenseExampleYear01	172
3 years	rr_ExpenseExampleYear03	560
5 years	rr_ExpenseExampleYear05	973
10 years	rr_ExpenseExampleYear10	2,127
1 year	rr_ExpenseExampleNoRedemptionYear01	172
3 years	rr_ExpenseExampleNoRedemptionYear03	560
5 years	rr_ExpenseExampleNoRedemptionYear05	973
10 years	rr_ExpenseExampleNoRedemptionYear10	2,127
1 year	rr_AverageAnnualReturnYear01	1.82%
5 years	rr_AverageAnnualReturnYear05	0.91%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.25%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Absolute Return Currency and Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[3],[4]
1 year	rr_ExpenseExampleYear01	116
3 years	rr_ExpenseExampleYear03	362
5 years	rr_ExpenseExampleYear05	628
10 years	rr_ExpenseExampleYear10	1,386
1 year	rr_ExpenseExampleNoRedemptionYear01	116
3 years	rr_ExpenseExampleNoRedemptionYear03	362
5 years	rr_ExpenseExampleNoRedemptionYear05	628
10 years	rr_ExpenseExampleNoRedemptionYear10	1,386
Columbia Absolute Return Currency and Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[3],[4]
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	483
5 years	rr_ExpenseExampleYear05	843
10 years	rr_ExpenseExampleYear10	1,856
1 year	rr_ExpenseExampleNoRedemptionYear01	147
3 years	rr_ExpenseExampleNoRedemptionYear03	483
5 years	rr_ExpenseExampleNoRedemptionYear05	843
10 years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 year	rr_AverageAnnualReturnYear01	2.18%
5 years	rr_AverageAnnualReturnYear05	1.15%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Absolute Return Currency and Income Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.55%)
5 years	rr_AverageAnnualReturnYear05	0.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2006
Columbia Absolute Return Currency and Income Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.34%)
5 years	rr_AverageAnnualReturnYear05	0.24%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.26%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2006
Columbia Absolute Return Currency and Income Fund | Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.07%
5 years	rr_AverageAnnualReturnYear05	0.45%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.44%	[7]

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.69% for Class A, 2.44% for Class B, 2.44% for Class C, 1.24% for Class I, 1.44% for Class R4, 1.69% for Class W, 1.24% for Class Y and 1.44% for Class Z.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[7]	Since June 30, 2006.

Columbia Asia Pacific ex-Japan Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions section beginning on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Asia Pacific ex-Japan Fund	Class A		Class C		Class I	Class R	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Asia Pacific ex-Japan Fund		Class A	Class C	Class I	Class R	Class R5	Class Z
Management Fees		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1]	0.39%	0.39%	0.17%	0.39%	0.22%	0.39%
Total Annual Fund Operating Expenses		1.43%	2.18%	0.96%	1.68%	1.01%	1.18%
[1]	Other expenses for Class A, Class C, Class R, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the applicable class of Fund shares for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Asia Pacific ex-Japan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	712	1,001	1,312	2,190
Class C	321	682	1,169	2,513
Class I	98	306	531	1,178
Class R	171	530	913	1,987
Class R5	103	322	558	1,236
Class Z	120	375	649	1,432

Expense Example, No Redemption Columbia Asia Pacific ex-Japan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	712	1,001	1,312	2,190
Class C	221	682	1,169	2,513
Class I	98	306	531	1,178
Class R	171	530	913	1,987
Class R5	103	322	558	1,236
Class Z	120	375	649	1,432

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more economic sectors in selecting its investments. The Fund will normally have exposure to foreign currencies.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class R5 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class R5 shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class R5 shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS R5 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: Highest return for a calendar quarter was 18.24% (quarter ended September 30, 2010). Lowest return for a calendar quarter was -23.86% (quarter ended September 30, 2011).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Asia Pacific ex-Japan Fund	Share Class Inception Date	1 year	Life of Fund
Class R5 shares	Jul 15, 2009	22.04%	11.04%
Class R5 shares returns after taxes on distributions	Jul 15, 2009	21.70%	10.67%
Class R5 shares returns after taxes on distributions and redemption of fund shares	Jul 15, 2009	14.80%	9.58%
Class A shares	Sep 27, 2010	14.43%	8.75%
Class C shares	Sep 27, 2010	19.69%	9.76%
Class I shares	Sep 27, 2010	22.02%	11.05%
Class R shares	Sep 27, 2010	21.18%	10.28%
Class Z shares	Sep 27, 2010	21.89%	10.86%
MSCI AC Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		22.31%	14.05%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions section beginning on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions section beginning on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class C, Class R, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the applicable class of Fund shares for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more economic sectors in selecting its investments. The Fund will normally have exposure to foreign currencies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

		Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class R5 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class R5 shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class R5 shares and will vary for other share classes.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class R5 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS R5 ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 18.24% (quarter ended September 30, 2010). Lowest return for a calendar quarter was -23.86% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class R5 shares and will vary for other share classes.
Columbia Asia Pacific ex-Japan Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	712
3 years	rr_ExpenseExampleYear03	1,001
5 years	rr_ExpenseExampleYear05	1,312
10 years	rr_ExpenseExampleYear10	2,190
1 year	rr_ExpenseExampleNoRedemptionYear01	712
3 years	rr_ExpenseExampleNoRedemptionYear03	1,001
5 years	rr_ExpenseExampleNoRedemptionYear05	1,312
10 years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 year	rr_AverageAnnualReturnYear01	14.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.75%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Asia Pacific ex-Japan Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
1 year	rr_ExpenseExampleYear01	321
3 years	rr_ExpenseExampleYear03	682
5 years	rr_ExpenseExampleYear05	1,169
10 years	rr_ExpenseExampleYear10	2,513
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	2,513
1 year	rr_AverageAnnualReturnYear01	19.69%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.76%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Asia Pacific ex-Japan Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	531
10 years	rr_ExpenseExampleNoRedemptionYear10	1,178
1 year	rr_AverageAnnualReturnYear01	22.02%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.05%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Asia Pacific ex-Japan Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
1 year	rr_ExpenseExampleYear01	171
3 years	rr_ExpenseExampleYear03	530
5 years	rr_ExpenseExampleYear05	913
10 years	rr_ExpenseExampleYear10	1,987
1 year	rr_ExpenseExampleNoRedemptionYear01	171
3 years	rr_ExpenseExampleNoRedemptionYear03	530
5 years	rr_ExpenseExampleNoRedemptionYear05	913
10 years	rr_ExpenseExampleNoRedemptionYear10	1,987
1 year	rr_AverageAnnualReturnYear01	21.18%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.28%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Asia Pacific ex-Japan Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	322
5 years	rr_ExpenseExampleNoRedemptionYear05	558
10 years	rr_ExpenseExampleNoRedemptionYear10	1,236
2010	rr_AnnualReturn2010	15.66%
2011	rr_AnnualReturn2011	(17.58%)
2012	rr_AnnualReturn2012	22.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
1 year	rr_AverageAnnualReturnYear01	22.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.04%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	649
10 years	rr_ExpenseExampleYear10	1,432
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	375
5 years	rr_ExpenseExampleNoRedemptionYear05	649
10 years	rr_ExpenseExampleNoRedemptionYear10	1,432
1 year	rr_AverageAnnualReturnYear01	21.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.86%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Asia Pacific ex-Japan Fund | returns after taxes on distributions | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	21.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | returns after taxes on distributions and redemption of fund shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | MSCI AC Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	14.05%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class C, Class R, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia Emerging Markets Bond Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Emerging Markets Bond Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Emerging Markets Bond Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management Fees		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	0.25%	none	none
Other Expenses	[1]	0.40%	0.40%	0.40%	0.15%	0.45%	0.40%	0.40%	0.20%	0.40%	0.15%	0.40%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%	0.68%	0.98%	1.43%	0.93%	0.73%	1.18%	0.68%	0.93%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Emerging Markets Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	590	832	1,093	1,839
Class B	696	906	1,242	2,059
Class C	296	606	1,042	2,254
Class I	69	218	379	847
Class K	100	312	542	1,201
Class R	146	452	782	1,713
Class R4	95	296	515	1,143
Class R5	75	233	406	906
Class W	120	375	649	1,432
Class Y	69	218	379	847
Class Z	95	296	515	1,143

Expense Example, No Redemption Columbia Emerging Markets Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	590	832	1,093	1,839
Class B	196	606	1,042	2,059
Class C	196	606	1,042	2,254
Class I	69	218	379	847
Class K	100	312	542	1,201
Class R	146	452	782	1,713
Class R4	95	296	515	1,143
Class R5	75	233	406	906
Class W	120	375	649	1,432
Class Y	69	218	379	847
Class Z	95	296	515	1,143

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund. The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team's qualitative judgments about a country's level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds"). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 16.87% (quarter ended June 30, 2009). Lowest return for a calendar quarter was -12.38% (quarter ended December 31, 2008).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Emerging Markets Bond Fund	Share Class Inception Date	1 year	5 years	Life of Fund
Class A shares	Feb 16, 2006	14.66%	9.85%	9.19%
Class A shares returns after taxes on distributions	Feb 16, 2006	12.53%	7.56%	6.94%
Class A shares returns after taxes on distributions and redemption of fund shares	Feb 16, 2006	9.56%	7.06%	6.53%
Class B shares	Feb 16, 2006	14.53%	9.81%	9.13%
Class C shares	Feb 16, 2006	18.44%	10.11%	9.14%
Class I shares	Feb 16, 2006	20.98%	11.42%	10.43%
Class K shares	Feb 16, 2006	20.65%	11.15%	10.18%
Class R shares	Nov 16, 2011	20.07%	10.74%	9.79%
Class R5 shares	Nov 8, 2012	20.49%	10.94%	9.98%
Class W shares	Dec 1, 2006	20.35%	10.89%	9.93%
Class Y shares	Nov 8, 2012	20.50%	10.94%	9.98%
Class Z shares	Sep 27, 2010	20.72%	11.09%	10.08%
J.P. Morgan Emerging Markets Bond Index-Global (reflects no deduction for fees, expenses or taxes)		18.54%	10.47%	9.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4, Class R5 and Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund. The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team's qualitative judgments about a country's level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds"). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

		The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

		Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R4 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 16.87% (quarter ended June 30, 2009). Lowest return for a calendar quarter was -12.38% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Emerging Markets Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	590
3 years	rr_ExpenseExampleYear03	832
5 years	rr_ExpenseExampleYear05	1,093
10 years	rr_ExpenseExampleYear10	1,839
1 year	rr_ExpenseExampleNoRedemptionYear01	590
3 years	rr_ExpenseExampleNoRedemptionYear03	832
5 years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 years	rr_ExpenseExampleNoRedemptionYear10	1,839
2007	rr_AnnualReturn2007	5.76%
2008	rr_AnnualReturn2008	(19.57%)
2009	rr_AnnualReturn2009	41.43%
2010	rr_AnnualReturn2010	15.86%
2011	rr_AnnualReturn2011	5.58%
2012	rr_AnnualReturn2012	20.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.38%)
1 year	rr_AverageAnnualReturnYear01	14.66%
5 years	rr_AverageAnnualReturnYear05	9.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
1 year	rr_ExpenseExampleYear01	696
3 years	rr_ExpenseExampleYear03	906
5 years	rr_ExpenseExampleYear05	1,242
10 years	rr_ExpenseExampleYear10	2,059
1 year	rr_ExpenseExampleNoRedemptionYear01	196
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 years	rr_ExpenseExampleNoRedemptionYear10	2,059
1 year	rr_AverageAnnualReturnYear01	14.53%
5 years	rr_AverageAnnualReturnYear05	9.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.13%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
1 year	rr_ExpenseExampleYear01	296
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	1,042
10 years	rr_ExpenseExampleYear10	2,254
1 year	rr_ExpenseExampleNoRedemptionYear01	196
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 years	rr_ExpenseExampleNoRedemptionYear10	2,254
1 year	rr_AverageAnnualReturnYear01	18.44%
5 years	rr_AverageAnnualReturnYear05	10.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
1 year	rr_ExpenseExampleNoRedemptionYear01	69
3 years	rr_ExpenseExampleNoRedemptionYear03	218
5 years	rr_ExpenseExampleNoRedemptionYear05	379
10 years	rr_ExpenseExampleNoRedemptionYear10	847
1 year	rr_AverageAnnualReturnYear01	20.98%
5 years	rr_AverageAnnualReturnYear05	11.42%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.43%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
1 year	rr_ExpenseExampleNoRedemptionYear01	100
3 years	rr_ExpenseExampleNoRedemptionYear03	312
5 years	rr_ExpenseExampleNoRedemptionYear05	542
10 years	rr_ExpenseExampleNoRedemptionYear10	1,201
1 year	rr_AverageAnnualReturnYear01	20.65%
5 years	rr_AverageAnnualReturnYear05	11.15%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	146
3 years	rr_ExpenseExampleYear03	452
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,713
1 year	rr_ExpenseExampleNoRedemptionYear01	146
3 years	rr_ExpenseExampleNoRedemptionYear03	452
5 years	rr_ExpenseExampleNoRedemptionYear05	782
10 years	rr_ExpenseExampleNoRedemptionYear10	1,713
1 year	rr_AverageAnnualReturnYear01	20.07%
5 years	rr_AverageAnnualReturnYear05	10.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.79%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011
Columbia Emerging Markets Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,143
1 year	rr_ExpenseExampleNoRedemptionYear01	95
3 years	rr_ExpenseExampleNoRedemptionYear03	296
5 years	rr_ExpenseExampleNoRedemptionYear05	515
10 years	rr_ExpenseExampleNoRedemptionYear10	1,143
Columbia Emerging Markets Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	406
10 years	rr_ExpenseExampleYear10	906
1 year	rr_ExpenseExampleNoRedemptionYear01	75
3 years	rr_ExpenseExampleNoRedemptionYear03	233
5 years	rr_ExpenseExampleNoRedemptionYear05	406
10 years	rr_ExpenseExampleNoRedemptionYear10	906
1 year	rr_AverageAnnualReturnYear01	20.49%
5 years	rr_AverageAnnualReturnYear05	10.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Emerging Markets Bond Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	649
10 years	rr_ExpenseExampleYear10	1,432
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	375
5 years	rr_ExpenseExampleNoRedemptionYear05	649
10 years	rr_ExpenseExampleNoRedemptionYear10	1,432
1 year	rr_AverageAnnualReturnYear01	20.35%
5 years	rr_AverageAnnualReturnYear05	10.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Emerging Markets Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
1 year	rr_ExpenseExampleNoRedemptionYear01	69
3 years	rr_ExpenseExampleNoRedemptionYear03	218
5 years	rr_ExpenseExampleNoRedemptionYear05	379
10 years	rr_ExpenseExampleNoRedemptionYear10	847
1 year	rr_AverageAnnualReturnYear01	20.50%
5 years	rr_AverageAnnualReturnYear05	10.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Emerging Markets Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,143
1 year	rr_ExpenseExampleNoRedemptionYear01	95
3 years	rr_ExpenseExampleNoRedemptionYear03	296
5 years	rr_ExpenseExampleNoRedemptionYear05	515
10 years	rr_ExpenseExampleNoRedemptionYear10	1,143
1 year	rr_AverageAnnualReturnYear01	20.72%
5 years	rr_AverageAnnualReturnYear05	11.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.08%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Emerging Markets Bond Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.53%
5 years	rr_AverageAnnualReturnYear05	7.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.56%
5 years	rr_AverageAnnualReturnYear05	7.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Emerging Markets Bond Fund | J.P. Morgan Emerging Markets Bond Index-Global (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.54%
5 years	rr_AverageAnnualReturnYear05	10.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.60%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[3]	This charge decreases over time.
[4]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia Emerging Markets Opportunity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Emerging Markets Opportunity Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Emerging Markets Opportunity Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R5	Class W	Class Z
Management fees		1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	0.25%	none
Other expenses	[1]	0.55%	0.55%	0.55%	0.22%	0.52%	0.55%	0.27%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.89%	2.64%	2.64%	1.31%	1.61%	2.14%	1.36%	1.89%	1.64%
Less: Fee waiver and/or expense reimbursement	[2]	(0.11%)	(0.11%)	(0.11%)	none	none	(0.11%)	none	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses	[2][3]	1.78%	2.53%	2.53%	1.31%	1.61%	2.03%	1.36%	1.78%	1.53%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.78% for Class A, 2.53% for Class B, 2.53% for Class C, 1.33% for Class I, 1.63% for Class K, 2.03% for Class R, 1.38% for Class R5, 1.78% for Class W and 1.53% for Class Z.
[3]	after fee waiver/expense reimbursement

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example Columbia Emerging Markets Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	745	1,125	1,528	2,651
Class B	756	1,110	1,590	2,784
Class C	356	810	1,390	2,965
Class I	133	415	718	1,579
Class K	164	508	876	1,911
Class R	206	659	1,139	2,464
Class R5	138	431	745	1,635
Class W	181	583	1,011	2,203
Class Z	156	507	881	1,934

Expense Example, No Redemption Columbia Emerging Markets Opportunity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	745	1,125	1,528	2,651
Class B	256	810	1,390	2,784
Class C	256	810	1,390	2,965
Class I	133	415	718	1,579
Class K	164	508	876	1,911
Class R	206	659	1,139	2,464
Class R5	138	431	745	1,635
Class W	181	583	1,011	2,203
Class Z	156	507	881	1,934

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund's assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small- and mid-capitalization companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund may invest in derivatives, including futures, forwards, options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies.
PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 32.99% (quarter ended June 30, 2009). Lowest return for a calendar quarter was —29.68% (quarter ended September 30, 2008).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Emerging Markets Opportunity Fund	Share Class Inception Date	1 year	5 years	10 years
Class A shares	Nov 13, 1996	12.80%	(3.59%)	13.67%
Class A shares returns after taxes on distributions	Nov 13, 1996	13.01%	(3.81%)	12.22%
Class A shares returns after taxes on distributions and redemption of fund shares	Nov 13, 1996	8.60%	(2.95%)	11.78%
Class B shares	Nov 13, 1996	13.68%	(3.52%)	13.46%
Class C shares	Jun 26, 2000	17.61%	(3.17%)	13.47%
Class I shares	Mar 4, 2004	20.29%	(1.92%)	14.85%
Class K shares	Nov 13, 1996	19.89%	(2.16%)	14.61%
Class R shares	Aug 3, 2009	19.35%	(2.68%)	14.04%
Class R5 shares	Aug 1, 2008	20.17%	(2.02%)	14.59%
Class W shares	Sep 27, 2010	19.59%	(2.47%)	14.30%
Class Z shares	Sep 27, 2010	19.97%	(2.32%)	14.42%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		18.22%	(0.92%)	16.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Emerging Markets Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small- and mid-capitalization companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund may invest in derivatives, including futures, forwards, options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

		The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

		The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 32.99% (quarter ended June 30, 2009). Lowest return for a calendar quarter was —29.68% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Emerging Markets Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[3],[4]
1 year	rr_ExpenseExampleYear01	745
3 years	rr_ExpenseExampleYear03	1,125
5 years	rr_ExpenseExampleYear05	1,528
10 years	rr_ExpenseExampleYear10	2,651
1 year	rr_ExpenseExampleNoRedemptionYear01	745
3 years	rr_ExpenseExampleNoRedemptionYear03	1,125
5 years	rr_ExpenseExampleNoRedemptionYear05	1,528
10 years	rr_ExpenseExampleNoRedemptionYear10	2,651
2003	rr_AnnualReturn2003	40.60%
2004	rr_AnnualReturn2004	24.44%
2005	rr_AnnualReturn2005	34.10%
2006	rr_AnnualReturn2006	34.25%
2007	rr_AnnualReturn2007	37.23%
2008	rr_AnnualReturn2008	(54.91%)
2009	rr_AnnualReturn2009	74.94%
2010	rr_AnnualReturn2010	19.45%
2011	rr_AnnualReturn2011	(21.57%)
2012	rr_AnnualReturn2012	19.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.68%)
1 year	rr_AverageAnnualReturnYear01	12.80%
5 years	rr_AverageAnnualReturnYear05	(3.59%)
10 years	rr_AverageAnnualReturnYear10	13.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1996
Columbia Emerging Markets Opportunity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.53%	[3],[4]
1 year	rr_ExpenseExampleYear01	756
3 years	rr_ExpenseExampleYear03	1,110
5 years	rr_ExpenseExampleYear05	1,590
10 years	rr_ExpenseExampleYear10	2,784
1 year	rr_ExpenseExampleNoRedemptionYear01	256
3 years	rr_ExpenseExampleNoRedemptionYear03	810
5 years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 years	rr_ExpenseExampleNoRedemptionYear10	2,784
1 year	rr_AverageAnnualReturnYear01	13.68%
5 years	rr_AverageAnnualReturnYear05	(3.52%)
10 years	rr_AverageAnnualReturnYear10	13.46%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1996
Columbia Emerging Markets Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.53%	[3],[4]
1 year	rr_ExpenseExampleYear01	356
3 years	rr_ExpenseExampleYear03	810
5 years	rr_ExpenseExampleYear05	1,390
10 years	rr_ExpenseExampleYear10	2,965
1 year	rr_ExpenseExampleNoRedemptionYear01	256
3 years	rr_ExpenseExampleNoRedemptionYear03	810
5 years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 years	rr_ExpenseExampleNoRedemptionYear10	2,965
1 year	rr_AverageAnnualReturnYear01	17.61%
5 years	rr_AverageAnnualReturnYear05	(3.17%)
10 years	rr_AverageAnnualReturnYear10	13.47%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia Emerging Markets Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[3],[4]
1 year	rr_ExpenseExampleYear01	133
3 years	rr_ExpenseExampleYear03	415
5 years	rr_ExpenseExampleYear05	718
10 years	rr_ExpenseExampleYear10	1,579
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	415
5 years	rr_ExpenseExampleNoRedemptionYear05	718
10 years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 year	rr_AverageAnnualReturnYear01	20.29%
5 years	rr_AverageAnnualReturnYear05	(1.92%)
10 years	rr_AverageAnnualReturnYear10	14.85%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Emerging Markets Opportunity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%	[3],[4]
1 year	rr_ExpenseExampleYear01	164
3 years	rr_ExpenseExampleYear03	508
5 years	rr_ExpenseExampleYear05	876
10 years	rr_ExpenseExampleYear10	1,911
1 year	rr_ExpenseExampleNoRedemptionYear01	164
3 years	rr_ExpenseExampleNoRedemptionYear03	508
5 years	rr_ExpenseExampleNoRedemptionYear05	876
10 years	rr_ExpenseExampleNoRedemptionYear10	1,911
1 year	rr_AverageAnnualReturnYear01	19.89%
5 years	rr_AverageAnnualReturnYear05	(2.16%)
10 years	rr_AverageAnnualReturnYear10	14.61%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1996
Columbia Emerging Markets Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%	[3],[4]
1 year	rr_ExpenseExampleYear01	206
3 years	rr_ExpenseExampleYear03	659
5 years	rr_ExpenseExampleYear05	1,139
10 years	rr_ExpenseExampleYear10	2,464
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	659
5 years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 years	rr_ExpenseExampleNoRedemptionYear10	2,464
1 year	rr_AverageAnnualReturnYear01	19.35%
5 years	rr_AverageAnnualReturnYear05	(2.68%)
10 years	rr_AverageAnnualReturnYear10	14.04%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Emerging Markets Opportunity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[3],[4]
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	745
10 years	rr_ExpenseExampleYear10	1,635
1 year	rr_ExpenseExampleNoRedemptionYear01	138
3 years	rr_ExpenseExampleNoRedemptionYear03	431
5 years	rr_ExpenseExampleNoRedemptionYear05	745
10 years	rr_ExpenseExampleNoRedemptionYear10	1,635
1 year	rr_AverageAnnualReturnYear01	20.17%
5 years	rr_AverageAnnualReturnYear05	(2.02%)
10 years	rr_AverageAnnualReturnYear10	14.59%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Emerging Markets Opportunity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[3],[4]
1 year	rr_ExpenseExampleYear01	181
3 years	rr_ExpenseExampleYear03	583
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,203
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	583
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	2,203
1 year	rr_AverageAnnualReturnYear01	19.59%
5 years	rr_AverageAnnualReturnYear05	(2.47%)
10 years	rr_AverageAnnualReturnYear10	14.30%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Emerging Markets Opportunity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[3],[4]
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	507
5 years	rr_ExpenseExampleYear05	881
10 years	rr_ExpenseExampleYear10	1,934
1 year	rr_ExpenseExampleNoRedemptionYear01	156
3 years	rr_ExpenseExampleNoRedemptionYear03	507
5 years	rr_ExpenseExampleNoRedemptionYear05	881
10 years	rr_ExpenseExampleNoRedemptionYear10	1,934
1 year	rr_AverageAnnualReturnYear01	19.97%
5 years	rr_AverageAnnualReturnYear05	(2.32%)
10 years	rr_AverageAnnualReturnYear10	14.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Emerging Markets Opportunity Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.01%
5 years	rr_AverageAnnualReturnYear05	(3.81%)
10 years	rr_AverageAnnualReturnYear10	12.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1996
Columbia Emerging Markets Opportunity Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.60%
5 years	rr_AverageAnnualReturnYear05	(2.95%)
10 years	rr_AverageAnnualReturnYear10	11.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1996
Columbia Emerging Markets Opportunity Fund | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.22%
5 years	rr_AverageAnnualReturnYear05	(0.92%)
10 years	rr_AverageAnnualReturnYear10	16.52%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.78% for Class A, 2.53% for Class B, 2.53% for Class C, 1.33% for Class I, 1.63% for Class K, 2.03% for Class R, 1.38% for Class R5, 1.78% for Class W and 1.53% for Class Z.
[4]	after fee waiver/expense reimbursement
[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia European Equity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) under beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia European Equity Fund	Class A		Class B		Class C		Class I	Class K	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia European Equity Fund		Class A	Class B	Class C	Class I	Class K	Class W	Class Z
Management Fees		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.25%	none
Other Expenses	[1]	0.54%	0.54%	0.54%	0.18%	0.48%	0.54%	0.54%
Total Annual Fund Operating Expenses		1.58%	2.33%	2.33%	0.97%	1.27%	1.58%	1.33%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	none	none	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses	[2][3]	1.51%	2.26%	2.26%	0.97%	1.27%	1.51%	1.26%
[1]	Other expenses for Class A, Class B, Class C, Class K and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund, and other expenses for Class W shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.51% for Class A, 2.26% for Class B, 2.26% for Class C, 1.09% for Class I, 1.39% for Class K, 1.51% for Class W and 1.26% for Class Z.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia European Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	720	1,039	1,380	2,340
Class B	729	1,021	1,439	2,473
Class C	329	721	1,239	2,661
Class I	99	309	536	1,190
Class K	129	403	697	1,534
Class W	154	492	854	1,872
Class Z	128	415	722	1,595

Expense Example, No Redemption Columbia European Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	720	1,039	1,380	2,340
Class B	229	721	1,239	2,473
Class C	229	721	1,239	2,661
Class I	99	309	536	1,190
Class K	129	403	697	1,534
Class W	154	492	854	1,872
Class Z	128	415	722	1,595

PORTFOLIO TURNOVER
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts (ADRs), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. A company is considered to be located in Europe if:
  It is organized under the laws of a European country or has a principal office in a European country;
  It derives at least 50% of its total revenues from businesses in Europe; or
  Its equity securities are traded principally on a stock exchange in Europe.
Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located developing or emerging markets.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk/Europe Risk. Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors' debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Preferred Stock Risk. Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk and Market Risk.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 21.59% (quarter ended September 30, 2010). Lowest return for a calendar quarter was –22.05% (quarter ended September 30, 2011).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia European Equity Fund	Share Class Inception Date	1 year	5 years	10 years
Class A	Jun 26, 2000	13.72%	(1.24%)	8.77%
Class A returns after taxes on distributions	Jun 26, 2000	13.43%	(1.49%)	8.45%
Class A returns after taxes on distributions and redemption of fund shares	Jun 26, 2000	9.40%	(1.15%)	7.62%
Class B	Jun 26, 2000	14.97%	(1.21%)	8.59%
Class C	Jun 26, 2000	18.68%	(0.83%)	8.59%
Class I	Jul 15, 2004	21.28%	0.50%	9.92%
Class K	Jun 26, 2000	21.05%	0.22%	9.68%
Class W	Jun 18, 2012	20.64%	(0.08%)	9.40%
Class Z	Sep 27, 2010	21.09%	0.14%	9.52%
MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		19.12%	(4.34%)	8.37%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) under beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) under beginning on page D-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class W shares are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts (ADRs), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. A company is considered to be located in Europe if:
  It is organized under the laws of a European country or has a principal office in a European country;
  It derives at least 50% of its total revenues from businesses in Europe; or
  Its equity securities are traded principally on a stock exchange in Europe.
Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located developing or emerging markets.

		The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk/Europe Risk. Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors' debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

		Preferred Stock Risk. Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk and Market Risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

		The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 21.59% (quarter ended September 30, 2010). Lowest return for a calendar quarter was –22.05% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia European Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[3],[4]
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,039
5 years	rr_ExpenseExampleYear05	1,380
10 years	rr_ExpenseExampleYear10	2,340
1 year	rr_ExpenseExampleNoRedemptionYear01	720
3 years	rr_ExpenseExampleNoRedemptionYear03	1,039
5 years	rr_ExpenseExampleNoRedemptionYear05	1,380
10 years	rr_ExpenseExampleNoRedemptionYear10	2,340
2003	rr_AnnualReturn2003	27.64%
2004	rr_AnnualReturn2004	13.94%
2005	rr_AnnualReturn2005	9.40%
2006	rr_AnnualReturn2006	32.83%
2007	rr_AnnualReturn2007	16.69%
2008	rr_AnnualReturn2008	(40.60%)
2009	rr_AnnualReturn2009	33.76%
2010	rr_AnnualReturn2010	18.34%
2011	rr_AnnualReturn2011	(12.18%)
2012	rr_AnnualReturn2012	20.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
1 year	rr_AverageAnnualReturnYear01	13.72%
5 years	rr_AverageAnnualReturnYear05	(1.24%)
10 years	rr_AverageAnnualReturnYear10	8.77%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia European Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.26%	[3],[4]
1 year	rr_ExpenseExampleYear01	729
3 years	rr_ExpenseExampleYear03	1,021
5 years	rr_ExpenseExampleYear05	1,439
10 years	rr_ExpenseExampleYear10	2,473
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	721
5 years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 years	rr_ExpenseExampleNoRedemptionYear10	2,473
1 year	rr_AverageAnnualReturnYear01	14.97%
5 years	rr_AverageAnnualReturnYear05	(1.21%)
10 years	rr_AverageAnnualReturnYear10	8.59%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia European Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.26%	[3],[4]
1 year	rr_ExpenseExampleYear01	329
3 years	rr_ExpenseExampleYear03	721
5 years	rr_ExpenseExampleYear05	1,239
10 years	rr_ExpenseExampleYear10	2,661
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	721
5 years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 years	rr_ExpenseExampleNoRedemptionYear10	2,661
1 year	rr_AverageAnnualReturnYear01	18.68%
5 years	rr_AverageAnnualReturnYear05	(0.83%)
10 years	rr_AverageAnnualReturnYear10	8.59%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia European Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[3],[4]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	309
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	1,190
1 year	rr_AverageAnnualReturnYear01	21.28%
5 years	rr_AverageAnnualReturnYear05	0.50%
10 years	rr_AverageAnnualReturnYear10	9.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2004
Columbia European Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[3],[4]
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	1,534
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	403
5 years	rr_ExpenseExampleNoRedemptionYear05	697
10 years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 year	rr_AverageAnnualReturnYear01	21.05%
5 years	rr_AverageAnnualReturnYear05	0.22%
10 years	rr_AverageAnnualReturnYear10	9.68%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia European Equity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[3],[4]
1 year	rr_ExpenseExampleYear01	154
3 years	rr_ExpenseExampleYear03	492
5 years	rr_ExpenseExampleYear05	854
10 years	rr_ExpenseExampleYear10	1,872
1 year	rr_ExpenseExampleNoRedemptionYear01	154
3 years	rr_ExpenseExampleNoRedemptionYear03	492
5 years	rr_ExpenseExampleNoRedemptionYear05	854
10 years	rr_ExpenseExampleNoRedemptionYear10	1,872
1 year	rr_AverageAnnualReturnYear01	20.64%
5 years	rr_AverageAnnualReturnYear05	(0.08%)
10 years	rr_AverageAnnualReturnYear10	9.40%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2012
Columbia European Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[3],[4]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	415
5 years	rr_ExpenseExampleYear05	722
10 years	rr_ExpenseExampleYear10	1,595
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	415
5 years	rr_ExpenseExampleNoRedemptionYear05	722
10 years	rr_ExpenseExampleNoRedemptionYear10	1,595
1 year	rr_AverageAnnualReturnYear01	21.09%
5 years	rr_AverageAnnualReturnYear05	0.14%
10 years	rr_AverageAnnualReturnYear10	9.52%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia European Equity Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.43%
5 years	rr_AverageAnnualReturnYear05	(1.49%)
10 years	rr_AverageAnnualReturnYear10	8.45%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia European Equity Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.40%
5 years	rr_AverageAnnualReturnYear05	(1.15%)
10 years	rr_AverageAnnualReturnYear10	7.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia European Equity Fund | MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.12%
5 years	rr_AverageAnnualReturnYear05	(4.34%)
10 years	rr_AverageAnnualReturnYear10	8.37%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund, and other expenses for Class W shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.51% for Class A, 2.26% for Class B, 2.26% for Class C, 1.09% for Class I, 1.39% for Class K, 1.51% for Class W and 1.26% for Class Z.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia Equity Value Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Equity Value Fund Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Equity Value Fund Class Y
Management fees	[1]	0.65%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.10%
Total Annual Fund Operating Expenses		0.75%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Equity Value Fund Class Y	77	240	418	934

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from April 1, 2011 to February 29, 2012, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio and for the prior fiscal year ended March 31, 2011, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. The returns shown for all periods are the returns of Class A shares. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s Class A share returns for the periods shown with those of a broad measure of market performance. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGES)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 20.48% (quarter ended June 30, 2003). Lowest return for a calendar quarter was -23.90% (quarter ended December 31, 2008).
Average Annual Total Returns After Applicable Sales Charges (unless otherwise noted) (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Equity Value Fund	1 year	5 years	10 years
Class A	8.85%	(1.95%)	7.05%
Class A after taxes on distributions	8.60%	(2.54%)	6.44%
Class A after taxes on distributions and redemption of fund shares	6.06%	(1.89%)	5.96%
Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from April 1, 2011 to February 29, 2012, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio and for the prior fiscal year ended March 31, 2011, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities, generally common stocks, may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

		Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock's intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. The returns shown for all periods are the returns of Class A shares. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s Class A share returns for the periods shown with those of a broad measure of market performance. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. The returns shown for all periods are the returns of Class A shares. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s Class A share returns for the periods shown with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGES)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 20.48% (quarter ended June 30, 2003). Lowest return for a calendar quarter was -23.90% (quarter ended December 31, 2008).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Class A shares. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (unless otherwise noted) (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table are calculated using the highest historical U.S. individual federal marginal income tax rate and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Columbia Equity Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	418
10 years	rr_ExpenseExampleYear10	934
Columbia Equity Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	32.31%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	11.78%
2006	rr_AnnualReturn2006	20.27%
2007	rr_AnnualReturn2007	6.81%
2008	rr_AnnualReturn2008	(39.43%)
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	14.25%
2011	rr_AnnualReturn2011	(6.22%)
2012	rr_AnnualReturn2012	15.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
1 year	rr_AverageAnnualReturnYear01	8.85%
5 years	rr_AverageAnnualReturnYear05	(1.95%)
10 years	rr_AverageAnnualReturnYear10	7.05%
Columbia Equity Value Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.60%
5 years	rr_AverageAnnualReturnYear05	(2.54%)
10 years	rr_AverageAnnualReturnYear10	6.44%
Columbia Equity Value Fund | after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.06%
5 years	rr_AverageAnnualReturnYear05	(1.89%)
10 years	rr_AverageAnnualReturnYear10	5.96%
Columbia Equity Value Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.51%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	7.38%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Columbia Global Bond Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Global Bond Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Global Bond Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class W	Class Y	Class Z
Management Fees		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%	0.25%	none	none
Other Expenses	[1]	0.54%	0.54%	0.54%	0.20%	0.50%	0.54%	0.54%	0.20%	0.54%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%	0.77%	1.07%	1.61%	1.36%	0.77%	1.11%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.29%)	(0.29%)	(0.29%)	(0.15%)	(0.15%)	(0.29%)	(0.29%)	(0.15%)	(0.29%)
Total Annual Fund Operating Expenses	[2][3]	1.07%	1.82%	1.82%	0.62%	0.92%	1.32%	1.07%	0.62%	0.82%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and Other expenses for Class Y share are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.62% for Class I, 0.92% for Class K, 1.32% for Class R, 1.07% for Class W, 0.62% for Class Y and 0.82% for Class Z.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Global Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	579	858	1,158	2,008
Class B	685	933	1,307	2,227
Class C	285	633	1,107	2,419
Class I	63	231	413	940
Class K	94	325	576	1,292
Class R	134	480	849	1,887
Class W	109	402	717	1,610
Class Y	63	231	413	940
Class Z	84	324	584	1,326

Expense Example, No Redemption Columbia Global Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	579	858	1,158	2,008
Class B	185	633	1,107	2,227
Class C	185	633	1,107	2,419
Class I	63	231	413	940
Class K	94	325	576	1,292
Class R	134	480	849	1,887
Class W	109	402	717	1,610
Class Y	63	231	413	940
Class Z	84	324	584	1,326

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund. The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as "high yield securities" or "junk bonds").

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if the portfolio managers believe the market conditions for these investments or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Fund may use these derivatives as well as "to be announced" (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.

The Fund's portfolio managers combine fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk — Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the "to be announced" (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. Short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund's use of short positions in effect "leverages" the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 8.01% (quarter ended September 30, 2010). Lowest return for a calendar quarter was -4.55% (quarter ended September 30, 2008).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Global Bond Fund	Share Class Inception Date	1 year	5 years	10 years
Class A shares	Mar 20, 1989	1.29%	4.52%	5.39%
Class A shares returns after taxes on distributions	Mar 20, 1989	(1.03%)	2.63%	3.65%
Class A shares returns after taxes on distributions and redemption of fund shares	Mar 20, 1989	0.87%	2.76%	3.60%
Class B shares	Mar 20, 1995	0.63%	4.42%	5.11%
Class C shares	Jun 26, 2000	4.54%	4.75%	5.11%
Class I shares	Mar 4, 2004	6.74%	6.00%	6.30%
Class K shares	Mar 20, 1995	6.47%	5.74%	6.11%
Class R shares	Mar 15, 2010	6.08%	5.21%	5.55%
Class W shares	Dec 1, 2006	6.28%	5.52%	5.88%
Class Y shares	Nov 8, 2012	6.28%	5.54%	5.90%
Class Z shares	Sep 27, 2010	6.59%	5.69%	5.97%
Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.32%	5.44%	5.98%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class Y share are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund. The Fund invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume increased credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as "high yield securities" or "junk bonds").

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if the portfolio managers believe the market conditions for these investments or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates and duration risks. The Fund may use these derivatives as well as "to be announced" (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.

		The Fund's portfolio managers combine fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk — Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the "to be announced" (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. Short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund's use of short positions in effect "leverages" the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

		Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 8.01% (quarter ended September 30, 2010). Lowest return for a calendar quarter was -4.55% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Global Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[3],[4]
1 year	rr_ExpenseExampleYear01	579
3 years	rr_ExpenseExampleYear03	858
5 years	rr_ExpenseExampleYear05	1,158
10 years	rr_ExpenseExampleYear10	2,008
1 year	rr_ExpenseExampleNoRedemptionYear01	579
3 years	rr_ExpenseExampleNoRedemptionYear03	858
5 years	rr_ExpenseExampleNoRedemptionYear05	1,158
10 years	rr_ExpenseExampleNoRedemptionYear10	2,008
2003	rr_AnnualReturn2003	13.27%
2004	rr_AnnualReturn2004	9.98%
2005	rr_AnnualReturn2005	(5.32%)
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	7.48%
2008	rr_AnnualReturn2008	(1.08%)
2009	rr_AnnualReturn2009	12.07%
2010	rr_AnnualReturn2010	6.37%
2011	rr_AnnualReturn2011	4.47%
2012	rr_AnnualReturn2012	6.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
1 year	rr_AverageAnnualReturnYear01	1.29%
5 years	rr_AverageAnnualReturnYear05	4.52%
10 years	rr_AverageAnnualReturnYear10	5.39%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1989
Columbia Global Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[3],[4]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	933
5 years	rr_ExpenseExampleYear05	1,307
10 years	rr_ExpenseExampleYear10	2,227
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	633
5 years	rr_ExpenseExampleNoRedemptionYear05	1,107
10 years	rr_ExpenseExampleNoRedemptionYear10	2,227
1 year	rr_AverageAnnualReturnYear01	0.63%
5 years	rr_AverageAnnualReturnYear05	4.42%
10 years	rr_AverageAnnualReturnYear10	5.11%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1995
Columbia Global Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[3],[4]
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	633
5 years	rr_ExpenseExampleYear05	1,107
10 years	rr_ExpenseExampleYear10	2,419
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	633
5 years	rr_ExpenseExampleNoRedemptionYear05	1,107
10 years	rr_ExpenseExampleNoRedemptionYear10	2,419
1 year	rr_AverageAnnualReturnYear01	4.54%
5 years	rr_AverageAnnualReturnYear05	4.75%
10 years	rr_AverageAnnualReturnYear10	5.11%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia Global Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%	[3],[4]
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	413
10 years	rr_ExpenseExampleYear10	940
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	231
5 years	rr_ExpenseExampleNoRedemptionYear05	413
10 years	rr_ExpenseExampleNoRedemptionYear10	940
1 year	rr_AverageAnnualReturnYear01	6.74%
5 years	rr_AverageAnnualReturnYear05	6.00%
10 years	rr_AverageAnnualReturnYear10	6.30%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Global Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[3],[4]
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	576
10 years	rr_ExpenseExampleYear10	1,292
1 year	rr_ExpenseExampleNoRedemptionYear01	94
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	576
10 years	rr_ExpenseExampleNoRedemptionYear10	1,292
1 year	rr_AverageAnnualReturnYear01	6.47%
5 years	rr_AverageAnnualReturnYear05	5.74%
10 years	rr_AverageAnnualReturnYear10	6.11%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1995
Columbia Global Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%	[3],[4]
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	480
5 years	rr_ExpenseExampleYear05	849
10 years	rr_ExpenseExampleYear10	1,887
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	480
5 years	rr_ExpenseExampleNoRedemptionYear05	849
10 years	rr_ExpenseExampleNoRedemptionYear10	1,887
1 year	rr_AverageAnnualReturnYear01	6.08%
5 years	rr_AverageAnnualReturnYear05	5.21%
10 years	rr_AverageAnnualReturnYear10	5.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2010
Columbia Global Bond Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[3],[4]
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	402
5 years	rr_ExpenseExampleYear05	717
10 years	rr_ExpenseExampleYear10	1,610
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	402
5 years	rr_ExpenseExampleNoRedemptionYear05	717
10 years	rr_ExpenseExampleNoRedemptionYear10	1,610
1 year	rr_AverageAnnualReturnYear01	6.28%
5 years	rr_AverageAnnualReturnYear05	5.52%
10 years	rr_AverageAnnualReturnYear10	5.88%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Global Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%	[3],[4]
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	413
10 years	rr_ExpenseExampleYear10	940
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	231
5 years	rr_ExpenseExampleNoRedemptionYear05	413
10 years	rr_ExpenseExampleNoRedemptionYear10	940
1 year	rr_AverageAnnualReturnYear01	6.28%
5 years	rr_AverageAnnualReturnYear05	5.54%
10 years	rr_AverageAnnualReturnYear10	5.90%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Global Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[3],[4]
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	584
10 years	rr_ExpenseExampleYear10	1,326
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	324
5 years	rr_ExpenseExampleNoRedemptionYear05	584
10 years	rr_ExpenseExampleNoRedemptionYear10	1,326
1 year	rr_AverageAnnualReturnYear01	6.59%
5 years	rr_AverageAnnualReturnYear05	5.69%
10 years	rr_AverageAnnualReturnYear10	5.97%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Global Bond Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.03%)
5 years	rr_AverageAnnualReturnYear05	2.63%
10 years	rr_AverageAnnualReturnYear10	3.65%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1989
Columbia Global Bond Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.87%
5 years	rr_AverageAnnualReturnYear05	2.76%
10 years	rr_AverageAnnualReturnYear10	3.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1989
Columbia Global Bond Fund | Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.32%
5 years	rr_AverageAnnualReturnYear05	5.44%
10 years	rr_AverageAnnualReturnYear10	5.98%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and Other expenses for Class Y share are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.62% for Class I, 0.92% for Class K, 1.32% for Class R, 1.07% for Class W, 0.62% for Class Y and 0.82% for Class Z.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia Global Equity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Global Equity Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Global Equity Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R5	Class W	Class Z
Management Fees		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%	none	0.25%	none
Other Expenses	[1]	0.51%	0.51%	0.51%	0.18%	0.48%	0.51%	0.23%	0.51%	0.51%
Total Annual Fund Operating Expenses		1.55%	2.30%	2.30%	0.97%	1.27%	1.80%	1.02%	1.55%	1.30%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)	(0.06%)	(0.06%)	none	none	(0.06%)	none	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses	[2][3]	1.49%	2.24%	2.24%	0.97%	1.27%	1.74%	1.02%	1.49%	1.24%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund���s Board of Trustees. Under this agreement, the Fund���s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.04% for Class I, 1.34% for Class K, 1.74% for Class R, 1.09% for Class R5, 1.49% for Class W and 1.24% for Class Z.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Global Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	718	1,031	1,366	2,310
Class B	727	1,013	1,425	2,443
Class C	327	713	1,225	2,631
Class I	99	309	536	1,190
Class K	129	403	697	1,534
Class R	177	561	969	2,111
Class R5	104	325	563	1,248
Class W	152	484	839	1,840
Class Z	126	406	707	1,562

Expense Example, No Redemption Columbia Global Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	718	1,031	1,366	2,310
Class B	227	713	1,225	2,443
Class C	227	713	1,225	2,631
Class I	99	309	536	1,190
Class K	129	403	697	1,534
Class R	177	561	969	2,111
Class R5	104	325	563	1,248
Class W	152	484	839	1,840
Class Z	126	406	707	1,562

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks.

Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if the portfolio managers believe the market conditions for these investments or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In addition to investments in larger capitalization companies, the Fund can also invest in securities of any size, including small and mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings, to hedge against currency fluctuations, or to increase investment flexibility.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 17.75% (quarter ended June 30, 2009). Lowest return for a calendar quarter was -20.26% (quarter ended September 30, 2011).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Global Equity Fund	Share Class Inception Date	1 year	5 years	10 years
Class A shares	May 29, 1990	9.11%	(3.47%)	6.91%
Class A shares returns after taxes on distributions	May 29, 1990	8.91%	(3.61%)	6.75%
Class A shares returns after taxes on distributions and redemption of fund shares	May 29, 1990	6.19%	(2.96%)	6.02%
Class B shares	Mar 20, 1995	10.05%	(3.45%)	6.72%
Class C shares	Jun 26, 2000	13.89%	(3.06%)	6.71%
Class I shares	Aug 1, 2008	16.28%	(1.90%)	7.78%
Class K shares	Mar 20, 1995	15.89%	(2.13%)	7.71%
Class R shares	Dec 11, 2006	15.55%	(2.38%)	7.37%
Class R5 shares	Dec 11, 2006	16.23%	(1.87%)	7.83%
Class W shares	Dec 1, 2006	15.79%	(2.30%)	7.55%
Class Z shares	Sep 27, 2010	16.04%	(2.21%)	7.61%
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		16.13%	(1.16%)	8.11%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks.

Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if the portfolio managers believe the market conditions for these investments or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In addition to investments in larger capitalization companies, the Fund can also invest in securities of any size, including small and mid-capitalization companies.

		The Fund will normally have exposure to foreign currencies. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings, to hedge against currency fluctuations, or to increase investment flexibility.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

		Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 17.75% (quarter ended June 30, 2009). Lowest return for a calendar quarter was -20.26% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%	[3],[4]
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,031
5 years	rr_ExpenseExampleYear05	1,366
10 years	rr_ExpenseExampleYear10	2,310
1 year	rr_ExpenseExampleNoRedemptionYear01	718
3 years	rr_ExpenseExampleNoRedemptionYear03	1,031
5 years	rr_ExpenseExampleNoRedemptionYear05	1,366
10 years	rr_ExpenseExampleNoRedemptionYear10	2,310
2003	rr_AnnualReturn2003	25.16%
2004	rr_AnnualReturn2004	16.08%
2005	rr_AnnualReturn2005	18.41%
2006	rr_AnnualReturn2006	19.15%
2007	rr_AnnualReturn2007	13.60%
2008	rr_AnnualReturn2008	(42.15%)
2009	rr_AnnualReturn2009	29.29%
2010	rr_AnnualReturn2010	13.55%
2011	rr_AnnualReturn2011	(9.63%)
2012	rr_AnnualReturn2012	15.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.26%)
1 year	rr_AverageAnnualReturnYear01	9.11%
5 years	rr_AverageAnnualReturnYear05	(3.47%)
10 years	rr_AverageAnnualReturnYear10	6.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 1990
Columbia Global Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.24%	[3],[4]
1 year	rr_ExpenseExampleYear01	727
3 years	rr_ExpenseExampleYear03	1,013
5 years	rr_ExpenseExampleYear05	1,425
10 years	rr_ExpenseExampleYear10	2,443
1 year	rr_ExpenseExampleNoRedemptionYear01	227
3 years	rr_ExpenseExampleNoRedemptionYear03	713
5 years	rr_ExpenseExampleNoRedemptionYear05	1,225
10 years	rr_ExpenseExampleNoRedemptionYear10	2,443
1 year	rr_AverageAnnualReturnYear01	10.05%
5 years	rr_AverageAnnualReturnYear05	(3.45%)
10 years	rr_AverageAnnualReturnYear10	6.72%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1995
Columbia Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.24%	[3],[4]
1 year	rr_ExpenseExampleYear01	327
3 years	rr_ExpenseExampleYear03	713
5 years	rr_ExpenseExampleYear05	1,225
10 years	rr_ExpenseExampleYear10	2,631
1 year	rr_ExpenseExampleNoRedemptionYear01	227
3 years	rr_ExpenseExampleNoRedemptionYear03	713
5 years	rr_ExpenseExampleNoRedemptionYear05	1,225
10 years	rr_ExpenseExampleNoRedemptionYear10	2,631
1 year	rr_AverageAnnualReturnYear01	13.89%
5 years	rr_AverageAnnualReturnYear05	(3.06%)
10 years	rr_AverageAnnualReturnYear10	6.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2000
Columbia Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[3],[4]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	309
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	1,190
1 year	rr_AverageAnnualReturnYear01	16.28%
5 years	rr_AverageAnnualReturnYear05	(1.90%)
10 years	rr_AverageAnnualReturnYear10	7.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[3],[4]
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	1,534
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	403
5 years	rr_ExpenseExampleNoRedemptionYear05	697
10 years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 year	rr_AverageAnnualReturnYear01	15.89%
5 years	rr_AverageAnnualReturnYear05	(2.13%)
10 years	rr_AverageAnnualReturnYear10	7.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1995
Columbia Global Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.74%	[3],[4]
1 year	rr_ExpenseExampleYear01	177
3 years	rr_ExpenseExampleYear03	561
5 years	rr_ExpenseExampleYear05	969
10 years	rr_ExpenseExampleYear10	2,111
1 year	rr_ExpenseExampleNoRedemptionYear01	177
3 years	rr_ExpenseExampleNoRedemptionYear03	561
5 years	rr_ExpenseExampleNoRedemptionYear05	969
10 years	rr_ExpenseExampleNoRedemptionYear10	2,111
1 year	rr_AverageAnnualReturnYear01	15.55%
5 years	rr_AverageAnnualReturnYear05	(2.38%)
10 years	rr_AverageAnnualReturnYear10	7.37%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Global Equity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[3],[4]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	1,248
1 year	rr_AverageAnnualReturnYear01	16.23%
5 years	rr_AverageAnnualReturnYear05	(1.87%)
10 years	rr_AverageAnnualReturnYear10	7.83%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Global Equity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%	[3],[4]
1 year	rr_ExpenseExampleYear01	152
3 years	rr_ExpenseExampleYear03	484
5 years	rr_ExpenseExampleYear05	839
10 years	rr_ExpenseExampleYear10	1,840
1 year	rr_ExpenseExampleNoRedemptionYear01	152
3 years	rr_ExpenseExampleNoRedemptionYear03	484
5 years	rr_ExpenseExampleNoRedemptionYear05	839
10 years	rr_ExpenseExampleNoRedemptionYear10	1,840
1 year	rr_AverageAnnualReturnYear01	15.79%
5 years	rr_AverageAnnualReturnYear05	(2.30%)
10 years	rr_AverageAnnualReturnYear10	7.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Global Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[3],[4]
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	707
10 years	rr_ExpenseExampleYear10	1,562
1 year	rr_ExpenseExampleNoRedemptionYear01	126
3 years	rr_ExpenseExampleNoRedemptionYear03	406
5 years	rr_ExpenseExampleNoRedemptionYear05	707
10 years	rr_ExpenseExampleNoRedemptionYear10	1,562
1 year	rr_AverageAnnualReturnYear01	16.04%
5 years	rr_AverageAnnualReturnYear05	(2.21%)
10 years	rr_AverageAnnualReturnYear10	7.61%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Global Equity Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.91%
5 years	rr_AverageAnnualReturnYear05	(3.61%)
10 years	rr_AverageAnnualReturnYear10	6.75%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 1990
Columbia Global Equity Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.19%
5 years	rr_AverageAnnualReturnYear05	(2.96%)
10 years	rr_AverageAnnualReturnYear10	6.02%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 1990
Columbia Global Equity Fund | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.13%
5 years	rr_AverageAnnualReturnYear05	(1.16%)
10 years	rr_AverageAnnualReturnYear10	8.11%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund���s Board of Trustees. Under this agreement, the Fund���s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.04% for Class I, 1.34% for Class K, 1.74% for Class R, 1.09% for Class R5, 1.49% for Class W and 1.24% for Class Z.
[4]	After Fee Waiver and/or Expense Reimbursement
[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia Multi-Advisor International Value Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Multi-Advisor International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Multi-Advisor International Value Fund	Class A		Class B		Class C		Class I	Class K	Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none		none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Multi-Advisor International Value Fund		Class A	Class B	Class C	Class I	Class K	Class Z
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none
Other expenses	[1]	0.75%	0.75%	0.75%	0.24%	0.54%	0.75%
Total Annual Fund Operating Expenses		1.90%	2.65%	2.65%	1.14%	1.44%	1.65%
Less: Fee waiver and/or expense reimbursement	[2]	(0.49%)	(0.49%)	(0.49%)	(0.18%)	(0.18%)	(0.49%)
Total Annual Fund Operating Expenses	[2][3]	1.41%	2.16%	2.16%	0.96%	1.26%	1.16%
[1]	Other expenses for Class A, Class B, Class C, Class K and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 0.96% for Class I, 1.26% for Class K and 1.16% for Class Z.
[3]	after fee waiver/expense reimbursement

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Multi-Advisor International Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	710	1,093	1,500	2,632
Class B	719	1,077	1,561	2,765
Class C	319	777	1,361	2,947
Class I	98	344	610	1,370
Class K	128	438	770	1,709
Class Z	118	472	851	1,913

Expense Example, No Redemption Columbia Multi-Advisor International Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	710	1,093	1,500	2,632
Class B	219	777	1,361	2,765
Class C	219	777	1,361	2,947
Class I	98	344	610	1,370
Class K	128	438	770	1,709
Class Z	118	472	851	1,913

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. These equity securities generally include common stocks, preferred stock and depositary receipts. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and is responsible for oversight of the Fund's subadvisers. A portion of the Fund's assets are managed by Columbia Management, while Dimensional Fund Advisors, L.P. (DFA) and Mondrian Investment Partners Limited (Mondrian) (the Subadvisers) each manage other portions of the Fund's assets. Columbia Management, subject to the oversight of the Fund's Board of Trustees (Board), decides the proportion of the Fund assets to be managed by it and each Subadviser, and may change these proportions at any time. Columbia Management and the Subadvisers act independently of the other and each uses its own methodology for selecting stocks.

Columbia Management
Columbia Management combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing its portion of the Fund's portfolio. Columbia Management seeks to identify equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The foreign companies are typically in at least three countries, other than the United States, at any one time and may be in emerging market countries. Columbia Management may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Columbia Management invests in common stocks and may invest in derivatives, including futures, forwards, options, swap contracts and other derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

DFA
DFA uses a value-oriented approach that seeks sources of higher expected returns aiming to add value beyond what can be achieved via other approaches and conventional benchmarks. DFA's stock selection process seeks to identify stocks of large non-U.S. companies that are determined to be "value" stocks at the time of purchase. DFA considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a "book to market ratio"). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria DFA uses for assessing value are subject to change from time to time. DFA, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. DFA may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country, to gain exposure to companies associated with approved markets.

Mondrian
Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap investment opportunities for the Fund. Mondrian considers small-cap investment opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund. Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may conflict or even contradict that of the other subadviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class that commenced operations after the periods ended shown in the table below include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 25.00% (quarter ended June 30, 2009). Lowest return for a calendar quarter was –24.70% (quarter ended December 31, 2008).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Multi-Advisor International Value Fund	Share Class Inception Date	1 year	5 years	10 years
Class A shares	Sep 28, 2001	8.90%	(8.38%)	6.03%
Class A shares returns after taxes on distributions	Sep 28, 2001	8.68%	(9.02%)	5.09%
Class A shares returns after taxes on distributions and redemption of fund shares	Sep 28, 2001	6.45%	(7.06%)	5.23%
Class B shares	Sep 28, 2001	9.61%	(8.32%)	5.83%
Class C shares	Sep 28, 2001	13.69%	(8.00%)	5.85%
Class I shares	Mar 4, 2004	16.23%	(6.77%)	7.14%
Class K shares	Sep 28, 2001	15.70%	(6.96%)	6.95%
Class Z shares	Sep 27, 2010	15.76%	(7.21%)	6.70%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		17.69%	(4.34%)	8.57%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Multi-Advisor International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Multi-Advisor International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. These equity securities generally include common stocks, preferred stock and depositary receipts. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and is responsible for oversight of the Fund's subadvisers. A portion of the Fund's assets are managed by Columbia Management, while Dimensional Fund Advisors, L.P. (DFA) and Mondrian Investment Partners Limited (Mondrian) (the Subadvisers) each manage other portions of the Fund's assets. Columbia Management, subject to the oversight of the Fund's Board of Trustees (Board), decides the proportion of the Fund assets to be managed by it and each Subadviser, and may change these proportions at any time. Columbia Management and the Subadvisers act independently of the other and each uses its own methodology for selecting stocks.

Columbia Management
Columbia Management combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing its portion of the Fund's portfolio. Columbia Management seeks to identify equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The foreign companies are typically in at least three countries, other than the United States, at any one time and may be in emerging market countries. Columbia Management may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Columbia Management invests in common stocks and may invest in derivatives, including futures, forwards, options, swap contracts and other derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

DFA
DFA uses a value-oriented approach that seeks sources of higher expected returns aiming to add value beyond what can be achieved via other approaches and conventional benchmarks. DFA's stock selection process seeks to identify stocks of large non-U.S. companies that are determined to be "value" stocks at the time of purchase. DFA considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a "book to market ratio"). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria DFA uses for assessing value are subject to change from time to time. DFA, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. DFA may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country, to gain exposure to companies associated with approved markets.

Mondrian
		Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap investment opportunities for the Fund. Mondrian considers small-cap investment opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund. Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may conflict or even contradict that of the other subadviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class that commenced operations after the periods ended shown in the table below include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 25.00% (quarter ended June 30, 2009). Lowest return for a calendar quarter was –24.70% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Multi-Advisor International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[3],[4]
1 year	rr_ExpenseExampleYear01	710
3 years	rr_ExpenseExampleYear03	1,093
5 years	rr_ExpenseExampleYear05	1,500
10 years	rr_ExpenseExampleYear10	2,632
1 year	rr_ExpenseExampleNoRedemptionYear01	710
3 years	rr_ExpenseExampleNoRedemptionYear03	1,093
5 years	rr_ExpenseExampleNoRedemptionYear05	1,500
10 years	rr_ExpenseExampleNoRedemptionYear10	2,632
2003	rr_AnnualReturn2003	39.18%
2004	rr_AnnualReturn2004	23.48%
2005	rr_AnnualReturn2005	20.32%
2006	rr_AnnualReturn2006	28.31%
2007	rr_AnnualReturn2007	4.83%
2008	rr_AnnualReturn2008	(49.24%)
2009	rr_AnnualReturn2009	30.06%
2010	rr_AnnualReturn2010	8.67%
2011	rr_AnnualReturn2011	(17.38%)
2012	rr_AnnualReturn2012	15.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.70%)
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	8.90%
5 years	rr_AverageAnnualReturnYear05	(8.38%)
10 years	rr_AverageAnnualReturnYear10	6.03%
Columbia Multi-Advisor International Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.16%	[3],[4]
1 year	rr_ExpenseExampleYear01	719
3 years	rr_ExpenseExampleYear03	1,077
5 years	rr_ExpenseExampleYear05	1,561
10 years	rr_ExpenseExampleYear10	2,765
1 year	rr_ExpenseExampleNoRedemptionYear01	219
3 years	rr_ExpenseExampleNoRedemptionYear03	777
5 years	rr_ExpenseExampleNoRedemptionYear05	1,361
10 years	rr_ExpenseExampleNoRedemptionYear10	2,765
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	9.61%
5 years	rr_AverageAnnualReturnYear05	(8.32%)
10 years	rr_AverageAnnualReturnYear10	5.83%
Columbia Multi-Advisor International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.16%	[3],[4]
1 year	rr_ExpenseExampleYear01	319
3 years	rr_ExpenseExampleYear03	777
5 years	rr_ExpenseExampleYear05	1,361
10 years	rr_ExpenseExampleYear10	2,947
1 year	rr_ExpenseExampleNoRedemptionYear01	219
3 years	rr_ExpenseExampleNoRedemptionYear03	777
5 years	rr_ExpenseExampleNoRedemptionYear05	1,361
10 years	rr_ExpenseExampleNoRedemptionYear10	2,947
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	13.69%
5 years	rr_AverageAnnualReturnYear05	(8.00%)
10 years	rr_AverageAnnualReturnYear10	5.85%
Columbia Multi-Advisor International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[3],[4]
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	610
10 years	rr_ExpenseExampleYear10	1,370
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	344
5 years	rr_ExpenseExampleNoRedemptionYear05	610
10 years	rr_ExpenseExampleNoRedemptionYear10	1,370
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
1 year	rr_AverageAnnualReturnYear01	16.23%
5 years	rr_AverageAnnualReturnYear05	(6.77%)
10 years	rr_AverageAnnualReturnYear10	7.14%
Columbia Multi-Advisor International Value Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[3],[4]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	438
5 years	rr_ExpenseExampleYear05	770
10 years	rr_ExpenseExampleYear10	1,709
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	438
5 years	rr_ExpenseExampleNoRedemptionYear05	770
10 years	rr_ExpenseExampleNoRedemptionYear10	1,709
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	15.70%
5 years	rr_AverageAnnualReturnYear05	(6.96%)
10 years	rr_AverageAnnualReturnYear10	6.95%
Columbia Multi-Advisor International Value Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[3],[4]
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	472
5 years	rr_ExpenseExampleYear05	851
10 years	rr_ExpenseExampleYear10	1,913
1 year	rr_ExpenseExampleNoRedemptionYear01	118
3 years	rr_ExpenseExampleNoRedemptionYear03	472
5 years	rr_ExpenseExampleNoRedemptionYear05	851
10 years	rr_ExpenseExampleNoRedemptionYear10	1,913
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
1 year	rr_AverageAnnualReturnYear01	15.76%
5 years	rr_AverageAnnualReturnYear05	(7.21%)
10 years	rr_AverageAnnualReturnYear10	6.70%
Columbia Multi-Advisor International Value Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	8.68%
5 years	rr_AverageAnnualReturnYear05	(9.02%)
10 years	rr_AverageAnnualReturnYear10	5.09%
Columbia Multi-Advisor International Value Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
1 year	rr_AverageAnnualReturnYear01	6.45%
5 years	rr_AverageAnnualReturnYear05	(7.06%)
10 years	rr_AverageAnnualReturnYear10	5.23%
Columbia Multi-Advisor International Value Fund | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.69%
5 years	rr_AverageAnnualReturnYear05	(4.34%)
10 years	rr_AverageAnnualReturnYear10	8.57%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 0.96% for Class I, 1.26% for Class K and 1.16% for Class Z.
[4]	after fee waiver/expense reimbursement
[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Columbia Seligman Global Technology Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Reductions/Waiver of Sales Charges — Front-End Sales Charge Reductions section beginning on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Seligman Global Technology Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Seligman Global Technology Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Z
Management Fees		0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	none
Other Expenses	[1]	0.42%	0.42%	0.42%	0.14%	0.44%	0.42%	0.42%	0.19%	0.42%
Total Annual Fund Operating Expenses		1.53%	2.28%	2.28%	1.00%	1.30%	1.78%	1.28%	1.05%	1.28%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund, and other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Seligman Global Technology Fund (USD $)	1 year	3 years	5 years	10 years
Class A	722	1,031	1,361	2,294
Class B	731	1,012	1,420	2,427
Class C	331	712	1,220	2,615
Class I	102	318	552	1,225
Class K	132	412	713	1,568
Class R	181	560	964	2,095
Class R4	130	406	702	1,545
Class R5	107	334	579	1,283
Class Z	130	406	702	1,545

Expense Example, No Redemption Columbia Seligman Global Technology Fund (USD $)	1 year	3 years	5 years	10 years
Class A	722	1,031	1,361	2,294
Class B	231	712	1,220	2,427
Class C	231	712	1,220	2,615
Class I	102	318	552	1,225
Class K	132	412	713	1,568
Class R	181	560	964	2,095
Class R4	130	406	702	1,545
Class R5	107	334	579	1,283
Class Z	130	406	702	1,545

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country believed to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if the portfolio managers believe the market conditions for these investments or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies that have market capitalizations of any size. Securities of large capitalization companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size capitalization, and the Fund may invest in these companies as well.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Technology and Technology-Related Investment Risk. Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets in securities of technology and technology-related companies), the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was 22.07% (quarter ended March 31, 2012). Lowest return for a calendar quarter was -23.29% (quarter ended December 31, 2008).
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Seligman Global Technology Fund	Share Class Inception Date	1 year	5 years	10 years
Class A shares	May 23, 1994	1.55%	1.23%	8.36%
Class A shares returns after taxes on distributions	May 23, 1994	1.55%	1.20%	8.35%
Class A shares returns after taxes on distributions and redemption of fund shares	May 23, 1994	1.01%	1.04%	7.42%
Class B shares	Apr 22, 1996	1.93%	1.31%	8.18%
Class C shares	May 27, 1999	5.94%	1.68%	8.19%
Class I shares	Aug 3, 2009	8.18%	2.78%	9.18%
Class K shares	Aug 3, 2009	7.91%	2.59%	9.08%
Class R shares	Apr 30, 2003	7.47%	2.17%	8.73%
Class R4 shares	Nov 8, 2012	7.84%	2.46%	9.01%
Class R5 shares	Aug 3, 2009	8.21%	2.72%	9.15%
Class Z shares	Sep 27, 2010	8.05%	2.58%	9.08%
Morgan Stanley Capital International (MSCI) World IT Index (reflects no deduction for fees, expenses or taxes)		13.30%	0.87%	7.66%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Columbia Seligman Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Reductions/Waiver of Sales Charges — Front-End Sales Charge Reductions section beginning on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions. This charge decreases over time. This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Reductions/Waiver of Sales Charges — Front-End Sales Charge Reductions section beginning on page S.9 of this prospectus and in Appendix D to the Statement of Additional Information (SAI) beginning on page D-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 shares are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country believed to be appropriate to the Fund's objective. The Fund generally invests in several countries in different geographic regions.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if the portfolio managers believe the market conditions for these investments or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies that have market capitalizations of any size. Securities of large capitalization companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size capitalization, and the Fund may invest in these companies as well.

		The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

		Technology and Technology-Related Investment Risk. Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund concentrates its investments (or, invests a significant portion of its net assets in securities of technology and technology-related companies), the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: Highest return for a calendar quarter was 22.07% (quarter ended March 31, 2012). Lowest return for a calendar quarter was -23.29% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Seligman Global Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
1 year	rr_ExpenseExampleYear01	722
3 years	rr_ExpenseExampleYear03	1,031
5 years	rr_ExpenseExampleYear05	1,361
10 years	rr_ExpenseExampleYear10	2,294
1 year	rr_ExpenseExampleNoRedemptionYear01	722
3 years	rr_ExpenseExampleNoRedemptionYear03	1,031
5 years	rr_ExpenseExampleNoRedemptionYear05	1,361
10 years	rr_ExpenseExampleNoRedemptionYear10	2,294
2003	rr_AnnualReturn2003	36.15%
2004	rr_AnnualReturn2004	4.63%
2005	rr_AnnualReturn2005	8.14%
2006	rr_AnnualReturn2006	18.57%
2007	rr_AnnualReturn2007	14.92%
2008	rr_AnnualReturn2008	(40.45%)
2009	rr_AnnualReturn2009	63.96%
2010	rr_AnnualReturn2010	15.37%
2011	rr_AnnualReturn2011	(7.05%)
2012	rr_AnnualReturn2012	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
1 year	rr_AverageAnnualReturnYear01	1.55%
5 years	rr_AverageAnnualReturnYear05	1.23%
10 years	rr_AverageAnnualReturnYear10	8.36%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1994
Columbia Seligman Global Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
1 year	rr_ExpenseExampleYear01	731
3 years	rr_ExpenseExampleYear03	1,012
5 years	rr_ExpenseExampleYear05	1,420
10 years	rr_ExpenseExampleYear10	2,427
1 year	rr_ExpenseExampleNoRedemptionYear01	231
3 years	rr_ExpenseExampleNoRedemptionYear03	712
5 years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 years	rr_ExpenseExampleNoRedemptionYear10	2,427
1 year	rr_AverageAnnualReturnYear01	1.93%
5 years	rr_AverageAnnualReturnYear05	1.31%
10 years	rr_AverageAnnualReturnYear10	8.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 22, 1996
Columbia Seligman Global Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
1 year	rr_ExpenseExampleYear01	331
3 years	rr_ExpenseExampleYear03	712
5 years	rr_ExpenseExampleYear05	1,220
10 years	rr_ExpenseExampleYear10	2,615
1 year	rr_ExpenseExampleNoRedemptionYear01	231
3 years	rr_ExpenseExampleNoRedemptionYear03	712
5 years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 years	rr_ExpenseExampleNoRedemptionYear10	2,615
1 year	rr_AverageAnnualReturnYear01	5.94%
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10	8.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 1999
Columbia Seligman Global Technology Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	318
5 years	rr_ExpenseExampleNoRedemptionYear05	552
10 years	rr_ExpenseExampleNoRedemptionYear10	1,225
1 year	rr_AverageAnnualReturnYear01	8.18%
5 years	rr_AverageAnnualReturnYear05	2.78%
10 years	rr_AverageAnnualReturnYear10	9.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	713
10 years	rr_ExpenseExampleYear10	1,568
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	412
5 years	rr_ExpenseExampleNoRedemptionYear05	713
10 years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 year	rr_AverageAnnualReturnYear01	7.91%
5 years	rr_AverageAnnualReturnYear05	2.59%
10 years	rr_AverageAnnualReturnYear10	9.08%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
1 year	rr_ExpenseExampleYear01	181
3 years	rr_ExpenseExampleYear03	560
5 years	rr_ExpenseExampleYear05	964
10 years	rr_ExpenseExampleYear10	2,095
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	560
5 years	rr_ExpenseExampleNoRedemptionYear05	964
10 years	rr_ExpenseExampleNoRedemptionYear10	2,095
1 year	rr_AverageAnnualReturnYear01	7.47%
5 years	rr_AverageAnnualReturnYear05	2.17%
10 years	rr_AverageAnnualReturnYear10	8.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Seligman Global Technology Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	1,545
1 year	rr_ExpenseExampleNoRedemptionYear01	130
3 years	rr_ExpenseExampleNoRedemptionYear03	406
5 years	rr_ExpenseExampleNoRedemptionYear05	702
10 years	rr_ExpenseExampleNoRedemptionYear10	1,545
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	2.46%
10 years	rr_AverageAnnualReturnYear10	9.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Seligman Global Technology Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,283
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	334
5 years	rr_ExpenseExampleNoRedemptionYear05	579
10 years	rr_ExpenseExampleNoRedemptionYear10	1,283
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.72%
10 years	rr_AverageAnnualReturnYear10	9.15%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Seligman Global Technology Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	1,545
1 year	rr_ExpenseExampleNoRedemptionYear01	130
3 years	rr_ExpenseExampleNoRedemptionYear03	406
5 years	rr_ExpenseExampleNoRedemptionYear05	702
10 years	rr_ExpenseExampleNoRedemptionYear10	1,545
1 year	rr_AverageAnnualReturnYear01	8.05%
5 years	rr_AverageAnnualReturnYear05	2.58%
10 years	rr_AverageAnnualReturnYear10	9.08%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Seligman Global Technology Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.55%
5 years	rr_AverageAnnualReturnYear05	1.20%
10 years	rr_AverageAnnualReturnYear10	8.35%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1994
Columbia Seligman Global Technology Fund | returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.01%
5 years	rr_AverageAnnualReturnYear05	1.04%
10 years	rr_AverageAnnualReturnYear10	7.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1994
Columbia Seligman Global Technology Fund | Morgan Stanley Capital International (MSCI) World IT Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.30%
5 years	rr_AverageAnnualReturnYear05	0.87%
10 years	rr_AverageAnnualReturnYear10	7.66%

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5 and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund, and other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
[3]	This charge decreases over time.
[4]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013